Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 28,640	$ 44,840	[1]
Long-term debt bearing interest at variable rates	1,800	4,500
Fixed-rate long-term debt	4,600	2,000
Fair value of fixed long-term debt and other long-term liabilities	$ 4,500	$ 1,900

[1]	Retrospectively revised (see note 18)